UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                               ------------------

Check here if Amendment [  ]; Amendment Number:  ____
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         -------------------------------------------------
Title:   Chief Financial Officer
         -------------------------------------------------
Phone:   (704) 376-0042
         -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg       Charlotte, North Carolina        May 13, 2003
--------------------------- ------------------------------  -------------------
          [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              45
                                            ------------------

Form 13F Information Table Value Total:        $  257,943
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
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                                          Fair                             Investment
 Name of Issuer  Title of     CUSIP       Market            Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value   Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

***PANAMERICAN
BEVERAGES I       COMMON    P74823108     28,029  1,292,832  SH          X                  N/A      1,292,832

ACCREDITED
HLENDERS          COMMON    00437P107      1,719    193,393  SH          X                  N/A        193,393

ALBERTO CULVER
CO-CL A           COMMON    013068200      1,486     31,000  SH          X                  N/A         31,000

AMERICAN
ELECTRIC
POWER CO          COMMON    025537101      1,965     85,989  SH          X                  N/A         85,989

AMERICREDIT
CORP              COMMON    03060R101      1,429    432,988  SH          X                  N/A        432,988

AVANTGO INC       COMMON    05349M100         65     64,173  SH          X                  N/A         64,173

BANKNORTH GROUP
INC NEW           COMMON    06646R107      2,839    130,157  SH          X                  N/A        130,157

CAMINUS CORP      COMMON    133766105      1,419    159,588  SH          X                  N/A        159,588

CITIGROUP INC     COMMON    172967101        740     21,493  SH          X                  N/A         21,493

CITIZENS SOUTH
BANKING COR       COMMON    176682102      1,139     95,768  SH          X                  N/A         95,768

CMS ENERGY CORP   COMMON    125896100      1,338    303,346  SH          X                  N/A        303,346

COMCAST
CORPORATION       COMMON    20030N200      2,402     87,379  SH          X                  N/A         87,379

CONNECTICUT
BANCSHARES INC    COMMON    207540105      1,901     45,776  SH          X                  N/A         45,776

DREYERS GRAND
ICE CREAM IN      COMMON    261878102      9,050    130,548  SH          X                  N/A        130,548

DREYERS GRAND
ICE CREAM IN      COMMON    261878902         77     44,000  SH   CALL   X                  N/A         44,000

DREYERS GRAND
ICE CREAM IN      COMMON    261878952         33     51,700  SH   PUT    X                  N/A         51,700

DYNEGY INC
(HOLDING CO) CL   COMMON    26816Q101        282    108,216  SH          X                  N/A        108,216

EDISON
INTERNATIONAL     COMMON    281020107      1,173     85,700  SH          X                  N/A         85,700

FAB
INDUSTRIES INC    COMMON    302747100        124     13,000  SH          X                  N/A         13,000

FIRST NIAGARA
FINL GROUP I      COMMON    33582V108      1,016     86,487  SH          X                  N/A         86,487

FIRST VIRGINIA
BANKS INC         COMMON    337477103      1,364     34,769  SH          X                  N/A         34,769

FIRSTFED
AMERICA
BANCORP I         COMMON    337929103      1,809     64,600  SH          X                  N/A         64,600





                                                Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

FLORIDAFIRST
BANCORP INC       COMMON    343258109        780     36,036  SH          X                  N/A         36,036

HISPANIC
BROADCASTING
CORP              COMMON    43357B104      4,331    209,617  SH          X                  N/A        209,617

HOUSEHOLD
INTERNATIONAL     COMMON    441815107     66,742  2,440,346  SH          X                  N/A      2,440,346

HSBC
HOLDINGS PLC      COMMON    404280406      3,297     64,494  SH          X                  N/A         64,494

HUDSON CITY
BANCORP INC       COMMON    443683107      1,365     67,437  SH          X                  N/A         67,437

INTERPUBLIC
GROUP OF COS I    COMMON    460690100        797     85,714  SH          X                  N/A         85,714

INTERPUBLIC
GROUP COMPANIE    NOTE 12/1 460690AQ3      3,656  4,406,000  SH          X                  N/A      4,406,000

J P MORGAN
CHASE & CO        COMMON    46625H100      5,607    236,480  SH          X                  N/A        236,480

NEW CENTURY
FINANCIAL CORP    COMMON    64352D101      1,214     38,924  SH          X                  N/A         38,924

PG&E CORP         COMMON    69331C108      1,749    130,005  SH          X                  N/A        130,005

PHARMACIA CORP    COMMON    71713U102     60,029  1,386,361  SH          X                  N/A      1,386,361

PORT
FINANCIAL CORP    COMMON    734119100        941     19,700  SH          X                  N/A         19,700

QUINTILES
TRANSNATIONAL
CO                COMMON    748767100      4,023    330,834  SH          X                  N/A        330,834

RAIT
INVESTMENT
TRUST             COMMON    749227104      1,962     86,675  SH          X                  N/A         86,675

RELIANT
RESOURCES INC     COMMON    75952B105        617    173,335  SH          X                  N/A        173,335

SAXON CAP INC     COMMON    80556P302        608     45,709  SH          X                  N/A         45,709

SCIOS INC         COMMON    808905103     18,475    419,310  SH          X                  N/A        419,310

SOUND FEDERAL
BANCORP INC       COMMON    83607V104        378     30,217  SH          X                  N/A         30,217

TIERONE
CORPORATION       COMMON    88650R108      1,686    102,492  SH          X                  N/A        102,492

U S INDUSTRIES
INC NEW           COMMON    912080108         85     21,499  SH          X                  N/A         21,499

USA NETWORKS
INC               COMMON    902984103      7,480    279,222  SH          X                  N/A        279,222

WALLACE
COMPUTER
SERVICES          COMMON    932270101     10,393    417,225  SH          X                  N/A        417,225

WAYPOINT
FINANCIAL CORP    COMMON    946756103        329     19,033  SH          X                  N/A         19,033


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